THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Level Advantage 2® B-Share

Supplement dated May 13, 2025

Supplement to the Statement of Additional Information dated May 1, 2025

This supplement updates language in the Statement of Additional Information (SAI) for your indexed-linked annuity contract.

The Principal Underwriter paragraph is replaced as follows:

Lincoln Financial Distributors, Inc., ("LFD") is a wholly owned subsidiary of Lincoln National Corporation and an affiliate of Lincoln Life. LFD serves as the principal underwriter (the "Principal Underwriter") for the Contracts, as described in the prospectus.  The Principal Underwriter has also entered into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives who are registered with Selling Firms are appointed as our insurance agents. LFD, in its capacity as Principal Underwriter, paid to Selling Firms, sales compensation totaling $60,354,162 in 2024, in connection with all of the Contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts. LFD maintains its principal place of business at 130 North Radnor Chester Road, Radnor, Pennsylvania 19087.

Please retain this Supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Level Advantage 2® Advisory

Supplement dated May 13, 2025

Supplement to the Statement of Additional Information dated May 1, 2025

This supplement updates language in the Statement of Additional Information (SAI) for your indexed-linked annuity contract.

The Principal Underwriter paragraph is replaced as follows:

Lincoln Financial Distributors, Inc., ("LFD") is a wholly owned subsidiary of Lincoln National Corporation and an affiliate of Lincoln Life. LFD serves as the principal underwriter (the "Principal Underwriter") for the Contracts, as described in the prospectus.  The Principal Underwriter has also entered into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives who are registered with Selling Firms are appointed as our insurance agents. No commissions are paid to financial intermediaries in connection with the sale of this Contract because such intermediaries receive compensation in the form of advisory fees paid by Contractowners. The Principal Underwriter retained no underwriting commissions for the sale of the contracts. LFD maintains its principal place of business at 130 North Radnor Chester Road, Radnor, Pennsylvania 19087.

Please retain this Supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Level Advantage 2® Access

Supplement dated May 13, 2025

Supplement to the Statement of Additional Information dated May 1, 2025

This supplement updates language in the Statement of Additional Information (SAI) for your indexed-linked annuity contract.

The Principal Underwriter paragraph is replaced as follows:

Lincoln Financial Distributors, Inc., ("LFD") is a wholly owned subsidiary of Lincoln National Corporation and an affiliate of Lincoln Life. LFD serves as the principal underwriter (the "Principal Underwriter") for the Contracts, as described in the prospectus.  The Principal Underwriter has also entered into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives who are registered with Selling Firms are appointed as our insurance agents. LFD, in its capacity as Principal Underwriter, paid to Selling Firms, sales compensation totaling $228,861 in 2024, in connection with all of the Contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts. LFD maintains its principal place of business at 130 North Radnor Chester Road, Radnor, Pennsylvania 19087.

Please retain this Supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Level Advantage 2® B-Class

Supplement dated May 13, 2025

Supplement to the Statement of Additional Information dated May 1, 2025

This supplement updates language in the Statement of Additional Information (SAI) for your indexed-linked annuity contract.

The Principal Underwriter paragraph is replaced as follows:

Lincoln Financial Distributors, Inc., ("LFD") is a wholly owned subsidiary of Lincoln National Corporation and an affiliate of Lincoln Life. LFD serves as the principal underwriter (the "Principal Underwriter") for the Contracts, as described in the prospectus.  The Principal Underwriter has also entered into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives who are registered with Selling Firms are appointed as our insurance agents. LFD, in its capacity as Principal Underwriter, paid to Selling Firms, sales compensation totaling $1,135,279 in 2024, in connection with all of the Contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts. LFD maintains its principal place of business at 130 North Radnor Chester Road, Radnor, Pennsylvania 19087.

Please retain this Supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Level Advantage 2® Advisory Class

Supplement dated May 13, 2025

Supplement to the Statement of Additional Information dated May 1, 2025

This supplement updates language in the Statement of Additional Information (SAI) for your indexed-linked annuity contract.

The Principal Underwriter paragraph is replaced as follows:

Lincoln Financial Distributors, Inc., ("LFD") is a wholly owned subsidiary of Lincoln National Corporation and an affiliate of Lincoln Life. LFD serves as the principal underwriter (the "Principal Underwriter") for the Contracts, as described in the prospectus.  The Principal Underwriter has also entered into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives who are registered with Selling Firms are appointed as our insurance agents. No commissions are paid to financial intermediaries in connection with the sale of this Contract because such intermediaries receive compensation in the form of advisory fees paid by Contractowners. The Principal Underwriter retained no underwriting commissions for the sale of the contracts. LFD maintains its principal place of business at 130 North Radnor Chester Road, Radnor, Pennsylvania 19087.

Please retain this Supplement for future reference.